Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of the major related parties and their relationship

Related parties	Relationship with the Group
Relx Inc. and entities within Relx Inc.’s operations	Under common control of beneficial owner
Sunnyheart Inc. and entities within Sunnyheart Inc.’s operations	Under common control of beneficial owner
Ms. Ying (Kate) Wang	Shareholder of Relx Inc., shareholder of Sunnyheart Inc., Chief Executive Officer of the Group

Schedule of major related parties transactions

(a)Major related parties’ transactions were as follows:

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Expenses allocated from/(to) related parties:
- Share-based compensation expenses allocated from Relx Inc. (i)	474,132	—	—
- Expenses allocated to Relx Inc.’s operations (ii)	—	(4,883)	(13,370)
- Expenses allocated from Relx Inc.’s operations (ii)	—	399	2,696
Sales to related parties：
- Entity within Relx Inc.’s operations (iii)	42,267	66,752	293,530
Purchase from related parties：
- Entity within Relx Inc.’s operations (iv)	—	—	71,156
- Others	—	—	1,212
Other transactions with related parties：
- Redemption of long-term investments by Relx Inc. and Sunnyheart Inc. (v)	—	—	588,872
Total	516,399	62,268	944,096
(i)	Prior to the Share Distribution, share-based compensation expenses were incurred by Relx Inc. and were allocated and pushed down to the Group’s consolidated statements of comprehensive income. These allocations were based on percentage of revenue between the Group and Relx Inc.’s operations. Refer to Notes 1 and 19.
(ii)	Certain employees concurrently worked for the Group and Relx Inc.’s operations, staff costs and related expenses were shared by the Group and Relx Inc.’s operations. A portion of these staff costs and related expenses was allocated to/from Relx Inc.’s operations.
(iii)	Since June 2021, the Group has sold certain raw materials and finished goods to entities within Relx Inc.’s operations, in the ordinary course of the Group’s operating activities.
(iv)	In 2023, the Group has purchased certain finished goods from entities within Relx Inc.’s operations, in the ordinary course of the Group’s operating activities.
(v)	In September 2023, the Group purchased certain shares of its affiliated entities from several third-party selling shareholders. In December 2023, along with the updates in the Group’s international expansion plan, the previously acquired share investments were redeemed by its two affiliated entities. The difference between consideration received and the carrying amount of equity investments disposed was recognized as investment income in the consolidated statements of comprehensive income.
(b)The Group also received financing from and provided financing to related parties as follows:

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Financing (received from)/provided to related parties:
- Financing proceeds received from Relx Inc.’s operations and Sunnyheart Inc.’s operations (i)	—	—	(41,107)
- Funds paid back to Relx Inc. (ii)	11,174	—	—
- Investment prepayment returned from Relx Inc. (iii)	(21,006)	—	—
- Others	—	—	(327)
Total	(9,832)	—	(41,434)
(i)	In 2023, prior to the business combination (refer to Note 1 (e)), entities within Relx Inc.’s operations and Sunnyheart Inc.’s operations provided certain fundings to SS North Asia, Sunnyheart and Relx Indonesia to support their business. Such related party transactions of the acquired businesses were included in the Group’s consolidated financial statements retrospectively.
(ii)	After the First Reorganization, as Relx Inc. raised US$ proceeds from its equity financing, Relx Inc. provided funding to the Group to support the Group’s business. These fund advances were accounted for as increase to amounts due to related parties. During the years ended December 31, 2021, 2022 and 2023, the Group received funds of nil, nil and nil from Relx Inc. and paid back RMB11,174, nil and nil, respectively.
(iii)	The Group made investment prepayment to an investee on behalf of Relx Inc., as the investee was setting up its overseas holding structure to enable Relx Inc. to hold the investee’s overseas shares. This prepayment was accounted for as an increase to amount due from the related parties as of December 31, 2019. The prepayment was returned to the Group in March 2021.

Schedule of major balances with related parties

	As of December 31,
	2022	2023
	(As adjusted)
	RMB	RMB
Amounts due from related parties

Current
- Expenses allocated to Relx Inc.’s operations	5,112	7,980
- Sales of products to related party	—	97,326
- Others (i)	—	13,430
Total	5,112	118,736

Amounts due to related parties
Current
- Expenses allocated from Relx Inc.’s operations	(423)	(5,411)
- Purchase from related parties	—	(55,311)
- Funds received from related parties	—	(41,107)
- Others	—	(98)
Total	(423)	(101,927)
(i)	Others mainly include claimed amount for obsolete goods sold by entities within Relx Inc.’s operations in 2023.